CONVERTIBLE NOTES PAYABLE (Details) (USD $)				0 Months Ended
	Jun. 30, 2013	Jan. 16, 2013	Dec. 31, 2012	Feb. 08, 2011 MB Technology Holdings LLC [Member]	Feb. 08, 2011 MB Technology Holdings LLC [Member] Maximum [Member]	Feb. 08, 2011 MB Technology Holdings LLC [Member] Minimum [Member]
Debt Instrument [Line Items]
Number of shares underlying the Options				285,714
Exercise price	$ 8.75	$ 8.75	$ 35.00		$ 35.00	$ 17.50
Volatility				151.00%
Risk-free interest rate				2.39%
Expected dividend yield				0.00%
Expected term (years)				5 years